SHARE BASED COMPENSATION (Details Narrative) - $ / shares										12 Months Ended
	Aug. 25, 2021	Apr. 30, 2021	Jan. 25, 2021	Jan. 03, 2021	Nov. 24, 2020	Jul. 09, 2020	Jul. 01, 2016	Sep. 01, 2015	Jul. 27, 2015	Dec. 31, 2023	Dec. 31, 2022	Mar. 01, 2021
Share Incentive Plan Two Thousand Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted										0
Share Incentive Plan Two Thousand Eleven [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage							40.00%
Share Incentive Plan Two Thousand Eleven [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage							30.00%
Share Incentive Plan Two Thousand Twenty [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares exerecised											558,395
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan Two Thousand Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted							10,430,000
Granted							$ 0
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan Teo Thousand Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award							The issued RSUs will vest 100% when the following two conditions are both met: a) on and after the first anniversary of the grant date and b) the market price of the Company’s ADS is not less than $7 per ADS.
Share-Based Payment Arrangement, Option [Member] | Share Incentive Plan Two Thousand Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted							32,028,700
Granted							$ 0.20
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member] | Share Incentive Plan Two Thousand Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted									28,841,700
Granted									$ 0
Vesting percentage										50.00%
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member] | Share Incentive Plan Teo Thousand Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted						550,001
Vests with exercise price						$ 0
Vesting period						4 years
Cliff period						1 year
Recognition period						4 years
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member] | Share Incentive Plan Two Thousand Twenty [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted					205,600
Vesting period					4 years
Cliff period					1 year
Board of Directors Chairman [Member] | Share-Based Payment Arrangement, Option [Member] | Share Incentive Plan Two Thousand Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested options								3,312,618
Vested and transfer to grantee								28,639,900
Management [Member] | Share Incentive Plan Two Thousand Twenty One [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	527,777
Management [Member] | Share Incentive Plan Two Thousand Twenty One [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	571,666
Management [Member] | Share Incentive Plan Two Thousand Twenty One [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	571,666
Management [Member] | Restricted Stock Units (RSUs) [Member] | Share Incentive Plan Teo Thousand Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted			224,000	123,000
Vests with exercise price			$ 0	$ 0								$ 0
Management [Member] | Restricted Stock Units (RSUs) [Member] | Share Incentive Plan Two Thousand Twenty [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted		20,000	100,000	140,000
Vests with exercise price		$ 0	$ 0	$ 0
Management [Member] | Restricted Stock Units (RSUs) [Member] | Share Incentive Plan Two Thousand Twenty One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted	1,099,443
Vests with exercise price	$ 0